Summary of Significant Accounting Policies - Summary of Property Plant And Equipment Estimated Useful Lives (Details)	9 Months Ended
Sep. 30, 2021
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Leaseholds and Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years